Discontinued Operations - Components of Assets and Liabilities of Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	May 03, 2014	Feb. 01, 2014	May 04, 2013	Feb. 02, 2013	Jan. 28, 2012
Current assets
Cash			$ 671	$ 1,564	$ 1,403
Receivables, net				77,918
Inventories, net				56,698
Prepaid expenses and other current assets				5,177
Total current assets				141,357
Property, net				11,016
Goodwill				2,130
Other intangible assets, net				38,895
Other assets				7,434
Total assets	0	0		200,832
Current liabilities
Short-term borrowings				79,783
Accounts payable				53,682
Other current liabilities				25,676
Total current liabilities				159,141
Long-term debt				370,318
Deferred income taxes				1,946
Other liabilities				35,089
Total liabilities	$ 0	$ 0		$ 566,494